real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
real estate joint ventures and investments in associates
Interest expense	$ 1,296	$ 649
Net income (loss)	867	1,718
Comprehensive income (loss)	689	1,797
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue	26	20
Depreciation and amortization	7	8
Interest expense	9	8
Net income (loss)	(20)	(16)
Comprehensive income (loss)	(20)	(16)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0